Label	Element	Value
Partners' Capital Account, Unit-based Compensation	us-gaap_PartnersCapitalAccountUnitBasedCompensation	$ 192
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	us-gaap_OtherComprehensiveIncomeLossDerivativesQualifyingAsHedgesNetOfTax	(477)
Limited Partners' Capital Account, Distribution Amount	us-gaap_LimitedPartnersCapitalAccountDistributionAmount	$ 46,030
Redeemable Preferred Units [Member] | Predecessor [Member]
Preferred Units Par Value Per Unit	sxe_PreferredUnitsParValuePerUnit	$ 10
Preferred Units Cumulative Right to Receive Future Cash Distributions	sxe_PreferredUnitsCumulativeRightToReceiveFutureCashDistributions	$ 3,900
Preferred Units Accrual Value Percentage	sxe_PreferredUnitsAccrualValuePercentage	18.00%
Redeemable Preferred Units [Member] | Charlesbank and Existing Investors [Member] | Predecessor [Member]
Preferred Units, Issued	us-gaap_PreferredUnitsIssued	1,500
Preferred Units, Contributed Capital	us-gaap_PreferredUnitsContributedCapital	$ 15,000
Series B Redeemable Preferred Units [Member] | Predecessor [Member]
Preferred Units, Outstanding	us-gaap_PreferredUnitsOutstanding	3,350
Partners' Capital Account, Units, Redeemed	us-gaap_PartnersCapitalAccountUnitsRedeemed	2,490
Preferred Units Par Value Per Unit	sxe_PreferredUnitsParValuePerUnit	$ 10
Preferred Units Cumulative Right to Receive Future Cash Distributions	sxe_PreferredUnitsCumulativeRightToReceiveFutureCashDistributions	$ 3,800
Preferred Units Cumulative Right to Receive Future Cash Distributions	sxe_PreferredUnitsCumulativeRightToReceiveFutureCashDistributions	$ 4,400
Preferred Units Accrual Value Percentage	sxe_PreferredUnitsAccrualValuePercentage	18.00%
Series B Redeemable Preferred Units [Member] | Affiliate of Wells Fargo Securities LLC [Member] | Predecessor [Member]
Preferred Units, Issued	us-gaap_PreferredUnitsIssued	1,000
Preferred Units, Contributed Capital	us-gaap_PreferredUnitsContributedCapital	$ 10,000
Series B Redeemable Preferred Units [Member] | Charlesbank and Certain Predecessor Investors [Member] | Predecessor [Member]
Preferred Units, Issued	us-gaap_PreferredUnitsIssued	2,530
Preferred Units, Issued	us-gaap_PreferredUnitsIssued	750
Preferred Units, Contributed Capital	us-gaap_PreferredUnitsContributedCapital	$ 25,300
Preferred Units, Contributed Capital	us-gaap_PreferredUnitsContributedCapital	$ 7,500
Series C Redeemable Preferred Units [Member] | Predecessor [Member]
Preferred Units, Outstanding	us-gaap_PreferredUnitsOutstanding	3,000
Series C Redeemable Preferred Units [Member] | Charlesbank Other Institutional Investors and Certain Predecessor Investors [Member] | Predecessor [Member]
Preferred Units, Issued	us-gaap_PreferredUnitsIssued	3,000
Preferred Units, Contributed Capital	us-gaap_PreferredUnitsContributedCapital	$ 30,000
Preferred Units Par Value Per Unit	sxe_PreferredUnitsParValuePerUnit	$ 10
Preferred Units Cumulative Right to Receive Future Cash Distributions	sxe_PreferredUnitsCumulativeRightToReceiveFutureCashDistributions	$ 1,400
Preferred Units Accrual Value Percentage	sxe_PreferredUnitsAccrualValuePercentage	18.00%
Common Limited Partners [Member]
Partners' Capital Account, Unit-based Compensation	us-gaap_PartnersCapitalAccountUnitBasedCompensation	$ 192
Limited Partners' Capital Account, Distribution Amount	us-gaap_LimitedPartnersCapitalAccountDistributionAmount	9,589
Subordinated Limited Partners [Member]
Limited Partners' Capital Account, Distribution Amount	us-gaap_LimitedPartnersCapitalAccountDistributionAmount	36,441
AOCI Attributable to Parent [Member]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	us-gaap_OtherComprehensiveIncomeLossDerivativesQualifyingAsHedgesNetOfTax	(477)
Retained Earnings [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	(260)
Partners' Capital Account, Contributions	us-gaap_PartnersCapitalAccountContributions	49,717
Common Class A [Member] | Common Stock [Member]
Stock Repurchased and Retired During Period, Value	us-gaap_StockRepurchasedAndRetiredDuringPeriodValue	131
Partners' Capital Account, Contributions	us-gaap_PartnersCapitalAccountContributions	1,285
Common Class A [Member] | Retained Earnings [Member]
Stock Repurchased and Retired During Period, Value	us-gaap_StockRepurchasedAndRetiredDuringPeriodValue	15,169
Common Class B [Member] | Common Stock [Member]
Partners' Capital Account, Contributions	us-gaap_PartnersCapitalAccountContributions	$ 57